Share capital - Initial Public Offering (Details) $ in Thousands					12 Months Ended
	Sep. 15, 2020 USD ($) shares	Feb. 27, 2020 shares	Aug. 12, 2019 shares	Jun. 26, 2019 shares	Mar. 31, 2021 USD ($) vote	Mar. 31, 2020 USD ($)	Dec. 01, 2020
Disclosure of classes of share capital [table]
Issuance of shares					$ 952,534	$ 130,933
Share issuance costs					$ 44,702	$ 6,315
Conversion ratio, multiple voting shares into subordinate voting shares							1
Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares (in shares) | shares		4,695,000	54,604	31,647
Votes per share (in votes per share) | vote					1
Initial public offering | Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares (in shares) | shares	10,896,196
Issuance of shares	$ 332,334
Share issuance costs	$ 18,044
Initial public offering, over-allotment option | Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares (in shares) | shares	896,196
Issuance of shares	$ 27,334
Initial public offering, secondary sale | Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares (in shares) | shares	2,142,808
Issuance of shares	$ 65,356
Initial public offering, secondary sale | Multiple voting shares
Disclosure of classes of share capital [table]
Number of shares converted (in shares) | shares	238,456